Related Party Balances And Transactions - Schedule Of Amounts Due From Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Due From Related Parties Current [Line Items]
Due from Related Parties, Current	¥ 6,615	$ 1,038	¥ 40,799
Receivables from Tencent Groups online payment platform [Member]
Due From Related Parties Current [Line Items]
Due from Related Parties, Current	4,284		3,018
Prepaid cloud service fee to Tencent Group [Member]
Due From Related Parties Current [Line Items]
Due from Related Parties, Current	2,331		1,556
Amount due from Mr. Peng Zhao and Companies Controlled by Him [Member]
Due From Related Parties Current [Line Items]
Due from Related Parties, Current	0		31,132
Advance to Individual Executive Officer [Member]
Due From Related Parties Current [Line Items]
Due from Related Parties, Current	¥ 0		¥ 5,093